CHINA CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Multi-employer Defined Contribution Plan [Member]
Multiemployer Plans [Line Items]
Annual Contributions	$ 23,235	$ 39,990	$ 40,094